Commitments and Contingencies - Additional Information (Detail) (USD $)	1 Months Ended		12 Months Ended
	Nov. 30, 2011 Y	May 31, 2011	Dec. 31, 2012	Dec. 31, 2012 United Airlines, Inc. Employee	Dec. 31, 2011 United Airlines, Inc.	Dec. 31, 2012 Capital Addition Purchase Commitments United Airlines, Inc. AirCraft	Dec. 31, 2012 Capital Addition Purchase Commitments Boeing 737 AirCraft	Dec. 31, 2012 Capital Addition Purchase Commitments Boeing 737 United Airlines, Inc. AirCraft	Dec. 31, 2012 Capital Addition Purchase Commitments 787 Boeing AirCraft United Airlines, Inc. AirCraft	Dec. 31, 2012 Capital Addition Purchase Commitments Airbus A350XWB aircraft United Airlines, Inc. AirCraft	Dec. 31, 2012 Capital Addition Purchase Commitments Boeing 737-900ER AirCraft AirCraft	Feb. 25, 2013 Subsequent Event Collective Bargaining Agreements Employee	Dec. 31, 2012 Floating Rate Debt	Dec. 31, 2012 Notes payable, fixed interest rates of 4.00% to 12.00% (weighted average rate of 6.96% as of December 31, 2012), payable through 2024	Dec. 31, 2012 Loans And Leases From Non U S Entities	Dec. 31, 2012 Tax-exempt special facilities revenue bonds	Dec. 31, 2012 Tax-exempt special facilities revenue bonds Indirect Guarantee of Indebtedness	Dec. 31, 2012 Minimum Capital Addition Purchase Commitments United Airlines, Inc.	Dec. 31, 2012 Minimum Capital Addition Purchase Commitments Boeing 737	Dec. 31, 2012 Minimum Tax-exempt special facilities revenue bonds	Dec. 31, 2012 Minimum Tax-exempt special facilities revenue bonds Indirect Guarantee of Indebtedness	Dec. 31, 2012 Maximum Y	Dec. 31, 2012 Maximum Capital Addition Purchase Commitments	Dec. 31, 2012 Maximum Capital Addition Purchase Commitments United Airlines, Inc.	Dec. 31, 2012 Maximum Capital Addition Purchase Commitments Boeing 737	Dec. 31, 2012 Maximum Loans And Leases From Non U S Entities Y	Dec. 31, 2012 Maximum Tax-exempt special facilities revenue bonds	Dec. 31, 2012 Maximum Tax-exempt special facilities revenue bonds Indirect Guarantee of Indebtedness
Commitments and Contingencies [Line Items]
Number of aircraft expected to be delivered						147	100	73	49	25
Number of new aircraft under purchase rights and options							100
New aircraft, scheduled delivery date																			2018					2020	2022
New aircraft, scheduled delivery date																		Jan. 01, 2013
Number of aircraft expected to be delivered								24	2
Number of aircraft under financing arrangement expected to be delivered							14				1
New aircraft, scheduled delivery date																							2013-07
Guarantor obligations, maximum exposure																$ 1,900,000,000	$ 1,300,000,000
Contingent liabilities based on participation																	259,000,000
Debt instrument, maturity year																				2015	2014						2038	2041
Operating leases obligations																1,700,000,000
Capital leases obligations																190,000,000
Debt instrument principal amount				12,059,000,000	11,562,000,000								2,600,000,000	347,000,000	2,800,000,000
Debt instrument, remaining terms (years)																						10				9
Terminal improvement project amount		1,000,000,000
Special facilities revenue bonds	113,000,000
Estimated construction cost	$ 100,000,000
Project demand period that determines construction of the remaining phases, minimum years	7
Project demand period that determines construction of the remaining phases, maximum years	10
Number of employees				88,000
Percentage of employees represented by various U.S. labor organizations			80.00%
Number of employees in tentative agreements with IAM												28,000